Mineral Property, Plant and Equipment - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
PropertyPlantsAndEquipmentLineItems [Line Items]
Cost, Beginning balance		$ 113,422	$ 113,573
Cost, Additions		473
Cost, Dispositions			(151)
Cost, Ending balance		113,895	113,422
Accumulated depreciation, Beginning balance		(558)	(481)
Accumulated depreciation, Depreciation	[1]	(176)	(205)
Accumulated depreciation, Eliminated on disposal			128
Accumulated depreciation, Ending balance		(734)	(558)
Foreign currency translation difference		20,550	29,608
Net carrying value - Ending balance		133,711	142,472
Mineral Property Interest [Member]
PropertyPlantsAndEquipmentLineItems [Line Items]
Cost, Beginning balance	[2]	112,541	112,541
Cost, Additions	[2]
Cost, Dispositions	[2]
Cost, Ending balance	[2]	112,541	112,541
Accumulated depreciation, Beginning balance	[2]
Accumulated depreciation, Depreciation	[1],[2]
Accumulated depreciation, Eliminated on disposal	[2]
Accumulated depreciation, Ending balance	[2]
Foreign currency translation difference	[2]	20,361	29,381
Net carrying value - Ending balance	[2]	132,902	141,922
Plant and Equipment [Member]
PropertyPlantsAndEquipmentLineItems [Line Items]
Cost, Beginning balance		881	1,032
Cost, Additions		473
Cost, Dispositions			(151)
Cost, Ending balance		1,354	881
Accumulated depreciation, Beginning balance		(558)	(481)
Accumulated depreciation, Depreciation	[1]	(176)	(205)
Accumulated depreciation, Eliminated on disposal			128
Accumulated depreciation, Ending balance		(734)	(558)
Foreign currency translation difference		189	227
Net carrying value - Ending balance		$ 809	$ 550

[1]	Depreciation is included in exploration and evaluation expenses.
[2]	Comprises the Pebble Project, a contiguous block of 2,402 mineral claims covering approximately 417 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.